Long-Term Debt - 2020 Master Lease Agreement (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) payment	Dec. 31, 2019 USD ($)	Nov. 15, 2021
Debt Instrument [Line Items]
Proceeds from long-term debt		$ 0	$ 15,928	$ 0
Interest rate					4.00%
Outstanding loan balance		11,000
Repayment of long-term debt		8,741	0	$ 0
Master Lease Agreement
Debt Instrument [Line Items]
Proceeds from long-term debt		$ 3,600	$ 3,600
Number of consecutive required payments | payment			60
Monthly required principal and interest payment			$ 100
Interest rate			3.54%
Letter of credit, deposit required, percent			105.00%
Outstanding loan balance			$ 3,600
Debt instrument interest	$ 200
Repayment of long-term debt	$ 3,300